Capital Management (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	April 30, 2023	October 31, 2022
CET1 Capital	51,404	60,891
Tier 1 Capital	58,279	67,121
Total Capital	67,298	75,309
TLAC	113,478	120,663
Risk-Weighted Assets	419,994	363,997
Leverage Exposures	1,371,512	1,189,990
CET1 Ratio	12.2%	16.7%
Tier 1 Capital Ratio	13.9%	18.4%
Total Capital Ratio	16.0%	20.7%
TLAC Ratio	27.0%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.3%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.